SCHEDULE OF AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS (Details)	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 2,958,500
2024	2,958,500
2025	2,958,500
2026	2,806,700
2027	2,351,300
Thereafter	$ 8,817,375